Cover	Mar. 24, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	Altus Power, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2200 Atlantic Street, 6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	6902
City Area Code	203
Local Phone Number	698-0090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828723
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $.001
Trading Symbol	AMPS
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.00
Trading Symbol	AMPS WS
Security Exchange Name	NYSE